Investments - Contractual Maturities of Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost
Due within one year	$ 486,602	$ 367,199
Due after one year through five years	267,690	293,523
Due after five years through ten years	47,804	66,255
Due after ten years	106,220	106,058
Total	908,316	833,035
Fair Value
Due within one year	477,726	353,180
Due after one year through five years	260,193	275,073
Due after five years through ten years	47,416	62,576
Due after ten years	101,738	96,209
Total	$ 887,073	$ 787,038